Share-based Payments	12 Months Ended
Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

20. Share-based payments

Informal share-based payment arrangements

The Group does not currently operate a formal equity incentive plan but has historically granted options to purchase its Ordinary Shares to certain employees, officers, directors, and consultants of the Company and its subsidiaries and non-employee directors of the Company. The options are considered to be equity-settled share-based payment arrangements and have a maximum term of up to ten years from the date of grant. Until optionholders acquire the Ordinary Shares upon exercise of such options, they have no rights with respect to the Ordinary Shares.

The options generally vest based on the following conditions:

•
Listing success, which is considered a non-market performance condition;
•
Fully vested at grant date; or
•
A two- or three-year vesting period, which is considered a service condition.

Upon closing of the Business Combination, all options were novated from options to purchase shares in Zapp UK, the previous parent company of the Group, to options to purchase shares in Zapp EV, the new parent company. The number of options granted to each individual was adjusted to reflect the new capital structure of the Group and maintain a consistent value to each option.

Upon closing of the Business Combination, those options issued with vesting based on listing success became fully vested.

Management earnout

Upon closing of the Business Combination, certain legacy Zapp UK shareholders were entitled to receive an earnout of 8,518,290 Ordinary Shares (the "Management Earnout"). The earnout is subject to the closing price of each Ordinary Share equaling or exceeding, for any 20 trading days during a 30 consecutive trading day period, (i) $12.00 per share (the “First Earnout Condition”), (ii) $14.00 per share (the “Second Earnout Condition”) or (iii) $16.00 per share (the “Third Earnout Condition”; and each of the First, Second and Third Earnout Conditions an “Earnout Condition”), as applicable, in each case as equitably adjusted for share splits, share dividends, reorganizations and recapitalizations. In the event that an Earnout Condition is not satisfied prior to the fifth anniversary of the closing, the Management Earnout shares shall be forfeited and cease to exist.

Each earnout is considered an equity-settled share based payment arrangement with market performance conditions. Therefore, a share-based payment charge has been recognized in full on the grant date with reference to the fair value of the options on that date.

Sponsor earnout

Upon closing of the Business Combination, 754,687 shares held by certain legacy CIIG II shareholders were unvested and shall vest at such time that the closing price of each Ordinary Share equals or exceeds $14.00 for any 20 trading days during a 30 consecutive trading day period. In the event that the Earnout Condition is not satisfied prior to the fifth anniversary of the closing, the earnout shares shall be forfeited and cease to exist.

The earnout is considered to be an equity-settled share based payment arrangement with market performance conditions. Therefore, a share-based payment charge has been recognized in full on the grant date with reference to the fair value of the options on that date.

SPAC Advisory Partners compensation

Zapp UK engaged SPAC Advisory Partners ("SAP") to advise on certain aspects of the Business Combination. Upon closing, SAP was issued 173,000 Ordinary Shares as part of the fee due in respect of their services relating to the Business Combination. If the relevant management earnout conditions are fulfilled, SAP will be entitled to receive additional Ordinary Shares comprising 10% of the number of any additional Ordinary Shares ultimately issued pursuant to the Management Earnout.

The closing fee was considered to be an equity-settled share-based payment vesting immediately upon closing of the Business Combination. Therefore a share-based payment charge was recognized at that point based on the price of Ordinary Shares on that date of $8.75.

The 10% entitlement is considered to be a mirror of the Management Earnout, therefore a charge equivalent to 10% of the charge recognized in relation to certain individuals party to the Management Earnout has been recognized. The total number of Management Earnout shares relevant in calculating the SAP entitlement is 6,837,202.

Marketing Services Agreement compensation

In June 2023 the Company entered into a Marketing Services Agreement ("MSA") with one of its suppliers. Under the terms of this agreement the supplier is to be compensated through a mixture of cash and the grant of Restricted Stock Units (“RSUs”). The RSUs vest over a period of six months from the effective date of the agreement. This is considered an equity-settled share based payment arrangement with a service condition. As such, a share-based payment charge will be recognized over the vesting period based on the fair value of the RSUs on the grant date.

The Group recognized a share-based payment charge for the year as follows:

	Year Ended September 30,
(in USD)	2023	2022
Informal share option arrangements	999,357	249,087
Management earnout	64,082,445	—
Sponsor earnout	5,690,340	—
SAP compensation	6,845,953	—
MSA compensation	120,355	—
	77,738,450	249,087

The following share options, earnout shares, share awards and RSUs were granted during the year ended September 30, 2023:

Scheme	Number	Grant date	Expiry date	Post Business Combination equivalent
Informal share option arrangements	10,000	11/7/2022	5/23/2032	5,702
Informal share option arrangements	60,000	11/7/2022	8/12/2032	34,215
Informal share option arrangements	200,000	11/7/2022	8/15/2032	n/a*
Informal share option arrangements	20,000	11/7/2022	9/1/2032	11,405
Informal share option arrangements	1,100,000	11/7/2022	10/1/2032	627,270
Informal share option arrangements	50,000	11/7/2022	12/1/2032	28,512
Informal share option arrangements	25,000	11/7/2022	12/19/2032	14,256
Management earnout	8,518,290	4/28/2023	4/28/2028	8,518,290
Sponsor earnout	754,687	4/28/2023	4/28/2028	754,687
SAP compensation	173,000	4/28/2023	n/a	173,000
SAP compensation	683,720	4/28/2023	4/28/2028	683,720
MSA compensation	72,114	6/19/2023	n/a	72,114
	11,666,811			10,923,171

*Forfeit prior to conversion.

Movements in equity instruments during the year

The following reconciles the outstanding share options, earnout shares, share awards to be issued and RSUs at the beginning and end of the year:

	Informal share option arrangements	Management earnout shares	Sponsor earnout shares	SAP compensation	MSA compensation

At September 30, 2021	6,040,000	—	—	—	—
Granted during the year	300,000	—	—	—	—
Cancelled and forfeited during the year	(70,000)	—	—	—	—
At September 30, 2022	6,270,000	—	—	—	—
Granted prior to the transaction	1,465,000	—	—	—	—
Cancelled and forfeited prior to the Business Combination	(200,000)	—	—	—	—
Granted at the Business Combination	—	8,518,290	754,687	856,720	—
Adjustment at the Business Combination	(3,238,205)	—	—	—	—
Granted after the Business Combination	—	—	—	—	72,114
Cancelled and forfeited after the Business Combination	(23,951)	—	—	—	—
At September 30, 2023	4,272,844	8,518,290	754,687	856,720	72,114

At September 30, 2023 4,078,206 of the informal share options were vested. 3,022,298 of the share options outstanding at September 30, 2023 were exercisable at a price of $0.000022 per share, 1,123,382 were exercisable at a price of $0.78 per share and 127,164 were exercisable at a price of $2.13 per share.

Subsequent to September 30, 2023 the Company issued 1,995,857 Ordinary Shares pursuant to the exercise of an employee share option agreement. See Note 24 for further details.

The follow table presents key terms in relation to the informal share option arrangements:

	Weighted average exercise price	Weighted average remaining contractual life (in years)
At September 30, 2021	$0.06
Granted during the year	$0.45
Cancelled and forfeited during the year	$0.45
At September 30, 2022	$0.06
Granted prior to the Business Combination	$0.64
Cancelled and forfeited prior to the Business Combination	$1.15
At September 30, 2023	$0.27	6.58

Movements in non-vested shares under informal share option arrangements were as follows:

	Number	Weighted average fair value at grant date
At September 30, 2021	3,930,000	$0.27
Granted during the year	300,000	$0.17
Vested during the year	(285,000)	$0.16
Cancelled and forfeited during the year	(70,000)	$0.16
At September 30, 2022	3,875,000	$0.22
Granted prior to the Business Combination	1,465,000	$0.59
Vested prior to or on the Business Combination	(4,743,750)	$0.33
Cancelled and forfeited prior to the Business Combination	(200,000)	$0.48
Adjustment at the Business Combination	(185,645)	N/A
Vested after the Business Combination	(15,967)	$0.90
Cancelled and forfeited after the Business Combination	(23,951)	$0.88
At September 30, 2023	170,687	$0.64

Fair value assessment

The following information was used in determining the fair value of share options and earnout shares granted during the year ended September 30, 2023:

	Informal share option arrangements[1]	Management earnout shares	Sponsor earnout shares	SAP compensation

Valuation method	Black Scholes	Monte Carlo	Monte Carlo	Monte Carlo
Exercise price	£0.35 - £0.95	$12.00 - $16.00	$14.00	$12.00 - $16.00
Expected volatility	46.0% - 54.4%	66.2%	66.2%	66.2%
Dividend yield	Nil	Nil	Nil	Nil
Risk free interest rate	1.5% - 3.5%	3.6%	3.6%	3.6%
Fair value	£0.39 - £0.55	$7.16 - $7.87	$7.54	$7.16 - $7.87

[1]All options were issued prior to the transaction and were therefore originally issued in GBP.